Listing expenses (Details 1) - KRW (₩) ₩ in Thousands	May 07, 2026	Mar. 23, 2026	Feb. 27, 2026	Dec. 31, 2025	May 14, 2025	Jan. 02, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
- Asset
Cash and cash equivalents				₩ 8,364,432		₩ 3,508,608	₩ 4,150,572	₩ 8,585,634	₩ 30,581,556
Others						394,522
Subtotal				125,733,036		28,534,759	42,600,286
- Liabilities
Trade payables and other financial liabilities				502,215		13,397,064
Derivative liabilities				330,417		590,020
Warrants				528,772
Borrowings	₩ 441,000	₩ 690,000	₩ 1,000,000	52,588,751		3,073,317	16,962,194	₩ 19,871,510	₩ 19,972,132
Others						2,630,796
Subtotal				₩ 147,341,032		25,595,226	₩ 34,424,673
Fair Value of Identifiable Net Assets						₩ 2,939,533
K W M [Member]
- Asset
Cash and cash equivalents					₩ 62,655
Others					15,334
Subtotal					77,989
- Liabilities
Trade payables and other financial liabilities					4,661,188
Derivative liabilities					488,693
Warrants					1,241,231
Borrowings					3,017,994
Others					458,696
Subtotal					9,867,802
Fair Value of Identifiable Net Assets					₩ (9,789,813)